Schedule of inventories (Details) - CAD ($)	Mar. 31, 2026	Dec. 31, 2025
Notes and other explanatory information [abstract]
Raw materials	$ 1,217,815	$ 1,228,181
Finished goods	1,239,530	1,373,104
Work in progress	3,574,408	3,788,454
Inventories	$ 6,031,752	$ 6,389,739